REVENUE - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue	$ 127,371	$ 36,307	$ 17,552
Partnership hardware and service revenue
Disaggregation of Revenue [Line Items]
Total revenue	107,135	20,713	4,076
Host customer service revenue
Disaggregation of Revenue [Line Items]
Total revenue	$ 20,236	$ 15,594	$ 13,476